Trade and other receivables	12 Months Ended
Jun. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
Trade and other receivables
(9) Trade and other receivables

	Year ended June 30,
	2024	2023

	(In thousands of US Dollars)
Trade receivables	$831	$4
Goods and Service Tax receivable	8	204
Other receivables	—	106
	$839	$314
The trade receivables are recognised at their carrying value less any expected credit losses. Vast’s average credit period is 30 days. Expected credit losses are recognised against trade receivables based on specific irrecoverable amounts determined by reference to past default experience of the counterparty and an analysis of the counterparty’s current financial position. The primary customers of Vast are government organisations, a large Australian state-owned electricity generator and its partners in the Joint Arrangement (EDF Australia Pacific Pty Ltd) and in the Joint Venture (SiliconAurora Pty Ltd). There have been no issues with payment collections or any experiences of default with Vast’s customers. Accordingly, there are no expected credit losses for 2024 and 2023.